Interest and Accretion (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Cost [Abstract]
Schedule of Interest and Accretion

	Year ended December 31,
	2023	2022
Interest expense	$23,955	$23,854
Financing income (fees)	(76)	188
Accretion of Senior Notes (Note 10a)	2,501	2,311
Accretion of lease obligations	429	602
Accretion of provisions (Note 11)	2,347	1,333
Total	$29,156	$28,288